OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
Schedule of other assets

	December 31,	December 31,
	2020	2019
Restricted cash	$31	$927
Reimbursement rights (a)	12,178	4,705
Deferred tax assets	—	145
	$12,209	$5,777